Financial instruments and fair value disclosures (Details) - Financial assets at amortised cost - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of financial assets [line items]
Carrying value	$ 19,176	$ 45,728	$ 55,865
Fair value	19,176	45,728	55,865
Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying value	18,705	44,455	48,966
Fair value	18,705	44,455	48,966
Trade and other receivables
Disclosure of financial assets [line items]
Carrying value	471	1,273	6,899
Fair value	$ 471	$ 1,273	$ 6,899